RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Related Party Borrowings

There were several related party borrowings which are described in more detail in Note 6.

Accrued Compensation – Related Party

Accrued compensation includes accruals for employee wages and vacation pay. The components of accrued compensation as of June 30, 2016 and December 31, 2015 are as follows:

	June 30, 2016	December 31, 2015
Wages	$1,411,821	$1,178,909
Vacation	198,292	170,371
Payroll taxes on the above	112,405	93,510
Total	1,722,518	1,442,790
Classified as long-term	(906,928)	(906,928)
Accrued compensation	$815,590	$535,862

Accrued employee wages at June 30, 2016 and December 31 2015 are entirely related to wages owed to the Company’s CEO. Under the terms of his employment agreement, wages are to be accrued but no payment made for so long as payment of such salary would jeopardize the Company’s ability to continue as a going concern. The CEO started to receive salary in the third quarter of 2015. Under the third quarter 2015 financing agreement, salaries prior to January 1, 2015 could not be repaid until the debentures were repaid in full or otherwise extinguished by conversion or other means and, accordingly, the accrued compensation was shown as a long-term liability.  During the period ended June 30, 2016, the Q3 2015 Notes was fully converted. The Company does not expect to pay such amount within the next twelve months. As of June 30, 2016 and December 31, 2015, the remaining accrued compensation of $815,590 and $535,862, respectively, is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

Related Party Borrowings

There were several related party borrowings which are described in more detail in Note 6.

Accrued Compensation – Related Party

Accrued compensation includes accruals for employee wages and vacation pay. The components of accrued compensation as of December 31, 2015 and 2014 are as follows:

	2015	2014
Wages	$1,178,909	$791,987
Vacation	170,371	114,941
Payroll taxes on the above	93,510	-
Total	1,442,790	906,928
Classified as long-term	(906,928)	(906,928)
Accrued compensation	$535,862	$-

Accrued employee wages at December 31 2015 are entirely, and at December 31, 2014 relate primarily, to wages owed to the Company’s CEO and President. Under the terms of his employment agreement, wages are to be accrued but no payment made for so long as payment of such salary would jeopardize the Company’s ability to continue as a going concern. The CEO started to receive salary in the third quarter of 2015. Under the third quarter 2015 financing agreement, salaries prior to January 1, 2015 cannot be repaid until the debentures are repaid in full or otherwise extinguished by conversion or other means and, accordingly, the accrued compensation is shown as a long-term liability. The remaining accrued compensation of $535,862 is included in accounts payable and accrued expenses in the accompanying consolidated balance sheet at December 31, 2015.